Operating assets and liabilities - Trade receivables - Trade receivables (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	kr 99,783	kr 79,015
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	64,770	50,560
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	1,520	1,430
Reversal of allowance on realised losses	(39)	(15)
Net movement recognised in income statement	413	212
Effect of exchange rate adjustment	(100)	(107)
Allowance at the end of the year	1,794	1,520
Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	66,564	52,080
Trade receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,794)	(1,520)
Not yet due | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	63,232	49,729
Not yet due | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	64,327	50,649
Not yet due | Trade receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,095)	(920)
1-90 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,397	616
1-90 days | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,557	729
1-90 days | Trade receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(160)	(113)
91-180 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	111	117
91-180 days | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	211	194
91-180 days | Trade receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(100)	(77)
181-270 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30	98
181-270 days | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	111	149
181-270 days | Trade receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(81)	(51)
271-360 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
271-360 days | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	90	57
271-360 days | Trade receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(90)	(57)
More than 360 days past due | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
More than 360 days past due | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	268	302
More than 360 days past due | Trade receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(268)	(302)
EMEA | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,324	8,627
EMEA | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,183	9,486
EMEA | Trade receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(859)	(859)
China | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,856	1,138
China | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,865	1,138
China | Trade receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9)	0
Rest of World | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,553	4,665
Rest of World | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,396	5,297
Rest of World | Trade receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(843)	(632)
North America Operations | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,037	36,130
North America Operations | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,120	36,159
North America Operations | Trade receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	kr (83)	kr (29)